Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
OPERATING ACTIVITIES:
Net income	$ 5,115	$ 4,244
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for loan losses	2,350	4,000
Net amortization of purchase premiums and discounts on securities	713	827
Depreciation and amortization	1,267	1,358
Deferred income tax expense	389	783
Net security gains	(390)	(573)
Stock compensation expense	340	310
Loss on sale of OREO	52	85
Valuation writedowns on OREO	255	83
Gain on sale of mortgage loans held for sale, net	(1,650)	(2,274)
Gain on sale of SBA loans held for sale, net	(628)	(688)
Origination of mortgage loans held for sale	(78,432)	(105,543)
Origination of SBA loans held for sale	(6,103)	(6,427)
Proceeds from sale of mortgage loans held for sale, net	80,082	107,817
Proceeds from sale of SBA loans held for sale, net	6,962	7,452
Net change in other assets and liabilities	1,123	1,853
Net cash provided by operating activities	11,445	13,307
INVESTING ACTIVITIES:
Purchases of securities held to maturity	(9,871)	(7,629)
Purchases of securities available for sale	(29,136)	(39,335)
Purchases of Federal Home Loan Bank stock, at cost	(6,504)
Maturities and principal payments on securities held to maturity	4,841	4,733
Maturities and principal payments on securities available for sale	22,210	30,667
Proceeds from sale of securities available for sale	12,178	8,103
Proceeds from redemption of Federal Home Loan Bank stock	5,101	99
Proceeds from sale of OREO	2,119	3,765
Net increase in loans	(97,191)	(4,205)
Purchase of BOLI	(3,000)
Purchases of premises and equipment	(4,789)	(1,817)
Net cash used in investing activities	(104,042)	(5,619)
FINANCING ACTIVITIES:
Net increase (decrease) in deposits	89,938	4,789
Proceeds from new borrowings	32,000
Redemption of perpetual preferred stock from U.S. Treasury	(20,649)
Repurchase of warrant from U.S. Treasury	(2,707)
Proceeds from exercise of stock options		173
Dividends on preferred stock	(585)	(1,032)
Dividends on common stock	(188)
Net cash provided by financing activities	97,809	3,930
Increase in cash and cash equivalents	5,212	11,618
Cash and cash equivalents, beginning of period	94,192
Cash and cash equivalents, end of period	99,404	94,192
SUPPLEMENTAL DISCLOSURES:
Cash: Interest paid	6,509	7,863
Cash: Income taxes paid	2,527	969
Noncash investing activities:
Transfer of SBA loans held for sale to held to maturity	33	394
Transfer of loans to OREO	$ 1,233	$ 3,560